Income tax incurred and deferred: (Details 2) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current deferred income tax:
Deferred tax assets, current		$ 73,710	$ 30,615
Non-current deferred income tax:
Deferred tax assets, non-current		253,310	33,930
Deferred income tax asset		327,020	64,545
Non-current deferred income tax payable:
Non-current deferred income tax liability		(3,360,950)	(1,673,350)
Amortization of deferred expenses		(1,375)	(709)
Total deferred income tax, net		(3,033,930)	(1,608,805)
Deferred tax liability (asset)		3,033,930	1,456,020	$ 1,523,722
Allowance for credit losses [member]
Non-current deferred income tax:
Deferred tax assets, non-current		44,916	33,930
Non-current deferred income tax payable:
Deferred tax liability (asset)		(44,916)	(33,930)	(31,576)
Recoverable Asset Tax [member]
Non-current deferred income tax:
Deferred income tax asset			152,785
Non-current deferred income tax payable:
Deferred tax liability (asset)		0	(152,785)	$ (186,875)
Accrued Liabilities [member]
Current deferred income tax:
Deferred tax assets, current		48,439	30,615
Advances [Member]
Current deferred income tax:
Deferred tax assets, current		25,271
bank Loan fair Value [Member]
Current deferred income tax:
Deferred tax assets, current			208,394
Fixed assets and concession [Member]
Non-current deferred income tax payable:
Non-current deferred income tax liability	[1]	(2,900,893)	(1,672,641)
Deferred Income [Member]
Non-current deferred income tax payable:
Non-current deferred income tax liability		$ (458,682)

[1]	ncludes Ps.267,307 and Ps.357,563 from Aerostar and Airplan only in, 2017.